RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS (Details) - USD ($)	3 Months Ended				6 Months Ended			12 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2020	Jun. 30, 2020	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Sep. 25, 2020
CONDENSED CONSOLIDATED BALANCE SHEETS
Common interests	$ 39,131,000				$ 39,131,000	$ 8,959,000		$ 8,959,000	$ 3,822,000
Accumulated deficit	(130,131,000)				(130,131,000)	$ (130,131,000)		(130,131,000)	(130,131,000)
CONSOLIDATED STATEMENTS OF OPERATIONS
Net loss	(28,954,000)			$ (27,366,000)	(61,167,000)		$ (71,837,000)	(85,405,000)	$ (106,873,000)	$ (83,237,000)
Cik0001819516 Aspirational Consumer Lifestyle Corp
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Tender offer provision (as a percentage)						50.00%
CONDENSED CONSOLIDATED BALANCE SHEETS
Warrant Liability	24,041,268				24,041,268	$ 13,272,784		13,272,784
Additional paid-in capital	0				0	6,657,917		6,657,917
Accumulated deficit	(36,762,126)				(36,762,126)	(1,658,775)		(1,658,775)
CONSOLIDATED STATEMENTS OF OPERATIONS
Formation and Operational cost	468,523				4,173,372	2,114,129
Net loss	(6,726,593)	$ (8,167,283)			(14,893,876)	(1,658,775)
CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS
Net loss					(14,893,876)	(1,658,775)
Allocation of initial public offering costs to warrant liability						(510,982)
Change in fair value of warrant liability	6,260,747				10,768,484	(406,549)
Initial classification of common stock subject to possible redemption						215,057,051
Initial classification of warrant liability						13,679,333
Change in value of common stock subject to possible redemption					26,867,660	(2,081,607)
Restatement of warrants as derivative liabilities | Cik0001819516 Aspirational Consumer Lifestyle Corp
CONDENSED CONSOLIDATED BALANCE SHEETS
Warrant Liability			$ 13,277,000			13,272,784		13,272,784			$ 13,679,333
Additional paid-in capital			5,149,209			6,657,916		6,657,916			5,525,185
Accumulated deficit			(150,095)			(1,658,774)		(1,658,774)			(526,074)
CONSOLIDATED STATEMENTS OF OPERATIONS
Change in fair value of warrant liability			402,333			406,549
Formation and Operational cost			526,074			2,114,129
Net loss			(150,095)			(1,658,774)
CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS
Net loss			(150,095)			(1,658,774)
Allocation of initial public offering costs to warrant liability			510,982
Change in fair value of warrant liability			402,333			406,549
Initial classification of common stock subject to possible redemption			199,877,947			214,108,147
Initial classification of warrant liability			13,679,333			13,679,333
Change in value of common stock subject to possible redemption			375,978			(1,132,703)
Restatement of warrants as derivative liabilities | Previously Reported [Member] | Cik0001819516 Aspirational Consumer Lifestyle Corp
CONDENSED CONSOLIDATED BALANCE SHEETS
Additional paid-in capital			5,040,694			6,553,617		6,553,617			5,014,340
Accumulated deficit			(41,447)			(1,554,342)		(1,554,342)			(15,092)
CONSOLIDATED STATEMENTS OF OPERATIONS
Formation and Operational cost			15,092			1,603,147
Net loss			(41,447)			(1,554,342)
CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS
Net loss			(41,447)			(1,554,342)
Initial classification of common stock subject to possible redemption			213,557,280			227,787,480
Change in value of common stock subject to possible redemption			(26,355)			(1,539,252)
Restatement of warrants as derivative liabilities | Revision of Prior Period, Error Correction, Adjustment [Member] | Cik0001819516 Aspirational Consumer Lifestyle Corp
CONDENSED CONSOLIDATED BALANCE SHEETS
Warrant Liability			13,277,000			13,272,784		13,272,784			13,679,333
Additional paid-in capital			108,515			104,299		104,299			510,845
Accumulated deficit			(108,648)			(104,432)		(104,432)			(510,982)
CONSOLIDATED STATEMENTS OF OPERATIONS
Change in fair value of warrant liability			402,333			406,549
Formation and Operational cost			510,982			510,982
Net loss			(108,648)			(104,432)
CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS
Net loss			(108,648)			(104,432)
Allocation of initial public offering costs to warrant liability			510,982
Change in fair value of warrant liability			402,333			406,549
Initial classification of common stock subject to possible redemption			(13,679,333)			(13,679,333)
Initial classification of warrant liability			13,679,333			13,679,333
Change in value of common stock subject to possible redemption			402,333			406,549
Ordinary Shares Subject to Possible Redemption Class A | Restatement of warrants as derivative liabilities | Cik0001819516 Aspirational Consumer Lifestyle Corp
CONDENSED CONSOLIDATED BALANCE SHEETS
Common interests			$ 200,253,925			$ (212,975,444)		(212,975,444)			199,877,947
CONSOLIDATED STATEMENTS OF OPERATIONS
Weighted average shares outstanding, basic and diluted			19,987,795			21,396,989
Ordinary Shares Subject to Possible Redemption Class A | Restatement of warrants as derivative liabilities | Previously Reported [Member] | Cik0001819516 Aspirational Consumer Lifestyle Corp
CONDENSED CONSOLIDATED BALANCE SHEETS
Common interests			$ 213,530,925			$ 226,248,228		226,248,228			213,557,280
CONSOLIDATED STATEMENTS OF OPERATIONS
Weighted average shares outstanding, basic and diluted						22,676,053
Ordinary Shares Subject to Possible Redemption Class A | Restatement of warrants as derivative liabilities | Revision of Prior Period, Error Correction, Adjustment [Member] | Cik0001819516 Aspirational Consumer Lifestyle Corp
CONDENSED CONSOLIDATED BALANCE SHEETS
Common interests			$ (13,277,000)			$ (13,272,784)		(13,272,784)			(13,679,333)
CONSOLIDATED STATEMENTS OF OPERATIONS
Weighted average shares outstanding, basic and diluted			19,987,795			(1,279,064)
Common Class A | Cik0001819516 Aspirational Consumer Lifestyle Corp
CONDENSED CONSOLIDATED BALANCE SHEETS
Common interests	0				0	$ 268		268
Common Class A | Restatement of warrants as derivative liabilities | Cik0001819516 Aspirational Consumer Lifestyle Corp
CONDENSED CONSOLIDATED BALANCE SHEETS
Common interests			$ 247			268		268			251
Common Class A | Restatement of warrants as derivative liabilities | Previously Reported [Member] | Cik0001819516 Aspirational Consumer Lifestyle Corp
CONDENSED CONSOLIDATED BALANCE SHEETS
Common interests			114			135		135			114
Common Class A | Restatement of warrants as derivative liabilities | Revision of Prior Period, Error Correction, Adjustment [Member] | Cik0001819516 Aspirational Consumer Lifestyle Corp
CONDENSED CONSOLIDATED BALANCE SHEETS
Common interests			$ 133			133		133			$ 137
Class B Ordinary Shares | Cik0001819516 Aspirational Consumer Lifestyle Corp
CONDENSED CONSOLIDATED BALANCE SHEETS
Common interests	$ 599				$ 599	$ 599		$ 599
Class B Ordinary Shares | Restatement of warrants as derivative liabilities | Cik0001819516 Aspirational Consumer Lifestyle Corp
CONSOLIDATED STATEMENTS OF OPERATIONS
Basic and diluted income per share			$ (0.03)			$ (0.26)
Class B Ordinary Shares | Restatement of warrants as derivative liabilities | Previously Reported [Member] | Cik0001819516 Aspirational Consumer Lifestyle Corp
CONSOLIDATED STATEMENTS OF OPERATIONS
Basic and diluted income per share			(0.01)			(0.25)
Class B Ordinary Shares | Restatement of warrants as derivative liabilities | Revision of Prior Period, Error Correction, Adjustment [Member] | Cik0001819516 Aspirational Consumer Lifestyle Corp
CONSOLIDATED STATEMENTS OF OPERATIONS
Basic and diluted income per share			$ (0.02)			$ (0.01)
Ordinary Shares Not Subject to Possible Redemption Class B | Restatement of warrants as derivative liabilities | Cik0001819516 Aspirational Consumer Lifestyle Corp
CONSOLIDATED STATEMENTS OF OPERATIONS
Weighted average shares outstanding, basic and diluted			5,786,039			7,230,225
Ordinary Shares Not Subject to Possible Redemption Class B | Restatement of warrants as derivative liabilities | Previously Reported [Member] | Cik0001819516 Aspirational Consumer Lifestyle Corp
CONSOLIDATED STATEMENTS OF OPERATIONS
Weighted average shares outstanding, basic and diluted			5,698,351			6,500,406
Ordinary Shares Not Subject to Possible Redemption Class B | Restatement of warrants as derivative liabilities | Revision of Prior Period, Error Correction, Adjustment [Member] | Cik0001819516 Aspirational Consumer Lifestyle Corp
CONSOLIDATED STATEMENTS OF OPERATIONS
Weighted average shares outstanding, basic and diluted			87,688			729,819